Goodwill and Other Intangible Assets - (Tables)	9 Months Ended	12 Months Ended
	Sep. 27, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Rollforward and Carrying Value Of Goodwill
The following is a rollforward of the Company’s goodwill ($ in millions):

Balance, December 31, 2018	$3,325.5
Foreign currency translation	(42.3)
Balance, September 27, 2019	$3,283.2
The carrying value of goodwill by segment is summarized as follows ($ in millions):

	September 27, 2019	December 31, 2018
Specialty Products & Technologies	$1,999.5	$2,013.8
Equipment & Consumables	1,283.7	1,311.7
Total	$3,283.2	$3,325.5

The following is a rollforward of the Company’s goodwill by segment ($ in millions):

	Specialty Products & Technologies	Equipment & Consumables	Total
Balance, January 1, 2017	$1,958.8	$1,256.8	$3,215.6
Attributable to 2017 acquisitions	—	2.8	2.8
Foreign currency translation and other	69.8	81.8	151.6
Balance, December 31, 2017	2,028.6	1,341.4	3,370.0
Foreign currency translation and other	(14.8)	(29.7)	(44.5)
Balance, December 31, 2018	$2,013.8	$1,311.7	$3,325.5

Schedule of Acquired Finite-Lived Intangible Assets by Major Class	The following summarizes the gross carrying value and accumulated amortization for each major category of intangible asset as of December 31 ($ in millions):

	2018		2017
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Finite-lived intangibles:
Patents and technology	$306.3	$(180.7)	$314.7	$(167.7)
Customer relationships and other intangibles	975.7	(495.2)	992.7	(444.1)
Trademarks and trade names	190.7	(28.0)	23.9	(14.0)
Total finite-lived intangibles	1,472.7	(703.9)	1,331.3	(625.8)
Indefinite-lived intangibles:
Trademarks and trade names	621.5	—	810.4	—
Total intangibles	$2,094.2	$(703.9)	$2,141.7	$(625.8)

Schedule of Gross Carrying Value and Accumulated Amortization for Each Major Category of Intangible Assets	The following summarizes the gross carrying value and accumulated amortization for each major category of intangible asset as of December 31 ($ in millions):

	2018		2017
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Finite-lived intangibles:
Patents and technology	$306.3	$(180.7)	$314.7	$(167.7)
Customer relationships and other intangibles	975.7	(495.2)	992.7	(444.1)
Trademarks and trade names	190.7	(28.0)	23.9	(14.0)
Total finite-lived intangibles	1,472.7	(703.9)	1,331.3	(625.8)
Indefinite-lived intangibles:
Trademarks and trade names	621.5	—	810.4	—
Total intangibles	$2,094.2	$(703.9)	$2,141.7	$(625.8)